                                                                  [Pioneer Logo]


Pioneer
Indo-Asia
Fund

S E M I A N N U A L   R E P O R T   4 / 3 0 / 9 9

T a b l e   o f   C o n t e n t s
--------------------------------------------------------------------------------

Letter from the Chairman                                                 1


Portfolio Summary                                                        2


Performance Update                                                       3


Portfolio Management Discussion                                          6


Schedule of Investments                                                  9


Financial Statements                                                    18


Notes to Financial Statements                                           24


Report of Independent Public Accountants                                31


Trustees, Officers and Service Providers                                32


The Pioneer Family of Mutual Funds                                      33


Retirement Plans from Pioneer                                           34


Programs and Services for Pioneer Shareowners                           36

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN 4/30/99
--------------------------------------------------------------------------------


D e a r   S h a r e o w n e r ,
--------------------------------------------------------------------------------

I am pleased to introduce this semiannual report for Pioneer Indo-Asia Fund covering the six months ended April 30, 1999. Thank you for your investment with Pioneer and your patience over the last six months as we broadened the investment scope of your Fund to include all of Asia except Japan. I am happy to report that our hard work has been rewarded with an outstanding six months.

Investor interest returned to Asia early in the period as inexpensive stocks and dropping interest rates created an investing environment too tempting for many investors to pass up. Money poured into the region as word spread through the business media and momentum built. Now, at period end, with Singapore, Taiwan and South Korea all reporting positive economic numbers for the first quarter of 1999, the first real signs of an economic recovery are in place. Although investing in international markets - especially emerging markets - comes with special risks and volatility, we believe the Asian markets may be an exciting place for investors over the next couple of years.

Of course extracting the potential reward from an area notorious for volatility and risk takes hard work. It requires time and experience. Nowhere are the fundamentals of long-term investing more important than overseas. At Pioneer, we invest from the ground up. It means talking face to face with management - wherever they live and work - to garner concrete facts, facts that tell us about a company's balance sheet, management's commitment to excellence and any competitive edge the company might have. These are the elements that define a successful company over time and, we believe a successful investment as well.

I encourage you to read on and learn more about Pioneer Indo-Asia Fund. If you have any questions about your Fund, please contact your investment professional, or call Pioneer at 1-800-225-6292.

Respectfully,

[Signature of John F. Cogan, Jr.]

John F. Cogan, Jr.
Chairman and President

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 4/30/99
--------------------------------------------------------------------------------

P o r t f o l i o   D i v e r s i f i c a t i o n
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[Pie Chart]

International Common Stocks                       93.0%
Depositary Receipts for International Stocks       4.8%
Warrants                                           1.1%
International Preferred Stocks                     0.6%
International Corporate Bonds                      0.5%

[End Pie Chart]

G e o g r a p h i c a l   D i s t r i b u t i o n
--------------------------------------------------------------------------------
 (As a percentage of long-term holdings)

[Bar Chart]

Hong Kong      31.1%              Malaysia                       5.3%
Singapore      15.1%              Philippines                    4.7%
South Korea    12.2%              Indonesia                      4.1%
Taiwan          8.8%              People's Republic of China     2.1%
India           7.5%              Australia                      2.0%
Thailand        6.8%              Pakistan                       0.3%

[End Bar Chart]

1 0   L a r g e s t   H o l d i n g s
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)

  1. Cheung Kong Holdings       2.91%     6. Hutchison Whampoa           1.86%
     Ltd.                                    Ltd.
  2. Giordano International     2.42      7. Jardine Matheson            1.60
     Ltd.                                    Holdings Ltd.
  3. Development Bank of        2.32      8. Singapore Press             1.60
     Singapore Ltd.                          Holdings
  4. Hong Kong                  1.92      9. Housing & Commercial        1.55
     Telecommunications Ltd.                 Bank, Korea
  5. Sun Hung                   1.88     10. Overseas-Chinese Banking    1.54
     Kai Properties Ltd.                     Corp., Ltd.

 Fund holdings will vary for other periods.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/99                                      CLASS A SHARES
--------------------------------------------------------------------------------

S h a r e   P r i c e s   a n d   D i s t r i b u t i o n s
--------------------------------------------------------------------------------

 Net Asset Value
 per Share                    4/30/99         10/31/98
                              $ 9.36          $ 6.28

 Distributions per Share      Income          Short-Term          Long-Term
 (10/31/98-4/30/99)           Dividends       Capital Gains       Capital Gains
                                  -                -                   -


I n v e s t m e n t   R e t u r n s
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Indo-Asia Fund at public offering price, compared to the growth of the MSCI All Country Asia Free (Ex-Japan) Index.

   Average Annual Total Returns
   (As of April 30, 1999)

                 Net Asset     Public Offering
  Period           Value            Price*
  Life-of-Fund     -4.12%           -5.28%
  (6/23/94)
  1 Year           32.58            24.97

* Reflects deduction of the maximum
  5.75% sales charge at the beginning
  of the period and assumes reinvest-
  ment of distributions at net asset
  value.


[Mountain Chart]

Growth of $10,000

                                        MSCI All Country Asia Free
          Pioneer Indo-Asia Fund*       (Ex-Japan) Index
          -----------------------       --------------------------
6/94               9425                            10000
4/95               7538                             9604
4/96               8252                            11853
4/97               6084                            10976
4/98               5797                             6816
4/99               7686                             6825

[End Mountain Chart]


Prior to October 1, 1998, the Fund was named Pioneer India Fund and primarily invested in securities of Indian issuers.

Index comparison begins 6/30/94. The Morgan Stanley Capital International (MSCI) All Country Asia Free (Ex-Japan) Index is an unmanaged, capitalization-weighted measure of securities trading in China, Hong Kong, India, Indonesia, Korea, Pakistan, Philippines, Singapore, Sri Lanka, Taiwan and Thailand; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/99                                       CLASS B SHARES
--------------------------------------------------------------------------------

S h a r e   P r i c e s   a n d   D i s t r i b u t i o n s
--------------------------------------------------------------------------------

 Net Asset Value
 per Share                  4/30/99         10/31/98
                            $9.04           $6.08

 Distributions per Share    Income          Short-Term          Long-Term
 (10/31/98 - 4/30/99)       Dividends       Capital Gains       Capital Gains
                                -                -                   -


I n v e s t m e n t   R e t u r n s
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Indo-Asia Fund, compared to the growth of the MSCI All Country Asia Free (Ex-Japan) Index.

  Average Annual Total Returns
  (As of April 30, 1999)

                   If           If
  Period           Held         Redeemed
  Life-of-Fund     -4.83%       -5.23%
  (6/23/94)
  1 Year           31.59        27.59

* Reflects deduction of the maximum
  applicable contingent deferred sales
  charge (CDSC) at the end of the
  period and assumes reinvestment of
  distributions. The maximum CDSC
  of 4% declines over six years.


[Mountain Chart]

Growth of $10,000

                                        MSCI All Country Asia Free
          Pioneer Indo-Asia Fund*       (Ex-Japan) Index
          -----------------------       --------------------------
6/94              10000                            10000
4/95               7944                             9604
4/96               8640                            11853
4/97               6308                            10976
4/98               5977                             6816
4/99               7708                             6825

[End Mountain Chart]


Prior to October 1, 1998, the Fund was named Pioneer India Fund and invested in securities of Indian issuers.

Index comparison begin 6/30/94. The Morgan Stanley Capital International (MSCI) All Country Asia Free (Ex-Japan) Index is an unmanaged, capitalization-weighted measure of securities trading in China, Hong Kong, India, Indonesia, Korea, Pakistan, Philippines, Singapore, Sri Lanka, Taiwan and Thailand; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/99                                       CLASS C SHARES
--------------------------------------------------------------------------------

S h a r e   P r i c e s   a n d   D i s t r i b u t i o n s
--------------------------------------------------------------------------------

 Net Asset Value
 per Share                  4/30/99         10/31/98
                            $8.93           $6.00

 Distributions per Share    Income          Short-Term          Long-Term
 (10/31/98 - 4/30/99)       Dividends       Capital Gains       Capital Gains
                                -                 -                    -

I n v e s t m e n t R e t u r n s
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Indo-Asia Fund, compared to the growth of the MSCI All Country Asia Free (Ex-Japan) Index.

 Average Annual Total Returns
 (As of April 30, 1999)

                  If         If
 Period           Held       Redeemed
 Life-of-Fund     4.05%        4.05%
 (1/31/96)
 1 Year          30.56        30.56

* Assumes reinvestment of distributions.
  The 1% contingent deferred sales
  charge (CDSC) applies to investments
  sold within one year of purchase.


[Mountain Chart]

Growth of $10,000

                                        MSCI All Country Asia Free
          Pioneer Indo-Asia Fund*       (Ex-Japan) Index
          -----------------------       --------------------------
 1/96             10000                           10000
 4/96             12548                           10549
10/96              8624                            9784
 4/97              9197                            9768
10/97              8828                            6798
 4/98              8713                            6067
10/98              7682                            5095
 4/99             11376                            6074

[End Mountain Chart]


Prior to October 1, 1998, the Fund was named Pioneer India Fund and primarily invested in securities of Indian issuers.

The Morgan Stanley Capital International (MSCI) All Country Asia Free (Ex-Japan) Index is an unmanaged, capitalization-weighted measure of securities trading in China, Hong Kong, India, Indonesia, Korea, Pakistan, Philippines, Singapore, Sri Lanka, Taiwan and Thailand; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/99
--------------------------------------------------------------------------------


Asian markets continued their rebound as investors returned hoping to get in on the ground floor of the region's economic recovery. And while most pundits would agree that the region has stabilized, fewer would say that a full recovery is underway. International investing, especially in emerging markets, carries special risks including currency fluctuations and political unrest. But with those special risks comes the potential for special rewards, as we find out in this interview with Christopher D. Lively, portfolio manager of Pioneer Indo-Asia Fund. Mr. Lively, who handles the day to day business of the Fund, looks back over the semiannual period ended April 30, 1999 - the first full semi-annual period since the Fund changed its investment focus from solely India to include all of Asia except Japan.

Q: Most Asian markets are up in the last six months. How did this affect the Fund?

A: The Fund had a very strong six months. Class A shares returned 49.04% at net asset value for the six months ended April 30, 1999 (48.68% and 48.83% for B and C shares, respectively). These returns easily outperformed the 33.45% average return posted by the 85 funds in Lipper, Inc.'s Pacific ex. Japan category as well as the 40.99% return of the MSCI All-Country Asia Free (ex. Japan) Index for the same period. It's a remarkable turnaround for the region compared to one year ago. (Lipper is an independent firm that tracks the performance of mutual funds.)

Q: How did the Fund outperfom its peers?

A: Two reasons mainly - country selection and identifying certain positive trends in the region that allowed us to make good stock picks. The Fund was invested more heavily in Singapore compared to our MSCI index. Singapore was up 43% as resurgent investor interest discovered, among other things, the strong fundamentals and good values available in Singapore's banking sector. On the other hand, we did not invest too heavily in Taiwan, which we avoided because of the high valuations of its stocks compared to the rest of Asia and its exposure to the economic slowdown in China. Taiwan was one of the poorest performing markets in the region over the six-month period, up only 2%.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   The banking sector was a predominant theme for us in the last six months. Outside of Singapore, we found good bank stocks in Thailand and Korea. Thai Farmers Bank was up 121% in U.S. dollars for the period. Housing & Commercial Bank, Korea rose an incredible 478%, as investor's took notice of the bank's efforts to increase shareholder value by cutting costs, hiring new management and formulating new business strategies. Even with the recent run-up, Housing & Commercial bank was still trading at a very inexpensive level. Telecommunications was another focus in the portfolio. The highly diversified Hutchison Whampoa (Hong Kong) and the well-managed Smartone Telecommunications (Hong Kong) did well for the Fund.

   Other successful stock picks for us included Giordano International (Hong
   Kong), a clothing retailer, up 291%. Total Access Communication (Thailand) and City Developments (Singapore) also did well.

Q: Have you fully converted the Fund's portfolio to include Indo-Asia, rather than India alone?

A: Yes. By the mid-point of the semiannual period, we had cut investments in India by almost half and then halved that percentage again by April 30. Right now, less than 10% of the portfolio is invested in India, much of it in the software and pharmaceuticals industries that have done well for the Fund.

   Several Indian holdings outside the pharmaceutical and software industries hurt the Fund's performance. Most of them were state owned companies, including Mahanagar Telephone Nigam and Videsh Sanchar Nigam in the telecommunications sector as well as Hindustan Petroleum. There was concern that the Indian government, facing some fiscal pressures, would force several of these companies to buy stakes in each other, which is not in the best interests of minority shareholders.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/99                           (continued)
--------------------------------------------------------------------------------


Q: Are the Asian economies out of the woods yet?

A: No, but they've made a good start. Reform and restructuring are still needed throughout the region. For instance, South Korea's chaebols - large business conglomerates - need to sell off side businesses and continue to reduce debt. Fortunately, there's pressure from the Korean government to do just that. Even DaeWoo and Hyundai, two well-known chaebols, have vowed publicly to comply. Other anecdotal information includes positive GDP figures in the first quarter for Singapore and Korea and strong auto sales in Korea and Malaysia. Thailand has recently passed two major bankruptcy laws. It remains extremely important that we, as fund managers, stay vigilant - interviewing the management teams of current and prospective holdings, and monitoring the economic policies of the region's countries. We meet constantly with the management teams of current and prospective holdings to scrutinize their capabilities and their attitudes toward reform and restructuring.

   Overall, I'm cautiously optimistic about the changes that have come to the region and the possibility for continuing reform. Housing and Commercial Bank is a perfect example of a smart Asian company that has seen the light regarding shareholder value - stronger balance sheets, better accounting and a commitment to doing what it takes to compete globally.

Q: What's your outlook for the rest of the fiscal year?

A: In the short term, we believe volatility will probably return to the region as U.S. interest rates and profit taking comes into play. But for the longer term, the next two years or so, we look for a better environment for Asian investors. When you look at Korea, which outperformed all markets in 1998 including the United States, and realize that it has still only recovered half of its market value (in U.S. dollar terms) of several years ago, you see the potential upside of investing in Asia.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/99
--------------------------------------------------------------------------------

Principal
Amount                                                                  Value
             CORPORATE BONDS - 0.5%
   $ 60,000  Finlayson Global Corp. Ltd., 0.0%, 2/19/04
             (Convertible) (144A)*                                   $ 73,200
INR 782,000  National Aluminum Co., 14.5%, 3/25/05                     20,286
                                                                     --------
             Total Corporate Bonds
             (Cost $97,972)                                          $ 93,486
                                                                     --------
     Shares
             PREFERRED STOCK - 0.6%
    104,600  Siam Commercial Bank*                                   $107,224
                                                                     --------
             Total Preferred Stock
             (Cost $73,779)                                          $107,224
                                                                     --------
             COMMON STOCKS - 97.8%
             Basic Materials - 7.9%
             Aluminum - 0.8%
      7,900  Hindalco Industries Ltd.                                $105,235
     78,250  National Aluminum Co. Ltd.                                45,900
                                                                     --------
                                                                     $151,135
                                                                     --------
             Chemicals (Diversified) - 0.8%
    350,000  Thai Petrochemical Industry Co.                         $ 84,974
     15,500  WMC Ltd.                                                  66,979
                                                                     --------
                                                                     $151,953
                                                                     --------
             Chemicals (Specialty) - 1.0%
      7,200  Honam Petrochemical Corp.                               $133,277
     15,100  Reliance Industries Ltd.                                  45,522
                                                                     --------
                                                                     $178,799
                                                                     --------
             Construction (Cements & Aggregates) - 1.6%
     91,000  PT Semen Gresik TBK                                     $143,165
      5,000  Siam Cement Public Co., Ltd.*                            147,828
                                                                     --------
                                                                     $290,993
                                                                     --------
             Iron & Steel - 2.2%
      6,700  Broken Hill Proprietary Co., Ltd.                       $ 75,746
    158,000  China Steel Corp., Ltd.*                                 125,627
      7,500  Pohang Iron & Steel Co. Ltd. (A.D.R.)                    193,125
        250  Tata Iron & Steel Co., Ltd.                                  469
                                                                     --------
                                                                     $394,967
                                                                     --------
             Metals Mining - 0.8%
    600,000  Yanzhou Coal Mining Co. (Class H)                       $140,885
                                                                     --------

The accompanying notes are an integral part of these financial statements.     9

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/99                                     (continued)
--------------------------------------------------------------------------------

   Shares                                                                 Value
             Paper & Forest Products - 0.7%
    8,000    Hansol Paper Co.                                        $  134,623
                                                                     ----------
             Total Basic Materials                                   $1,443,355
                                                                     ----------
             Capital Goods - 2.0%
             Electrical Equipment - 0.6%
   25,000    Bharat Heavy Electricals Ltd.*                          $   99,030
                                                                     ----------
             Machinery (Diversified) - 0.8%
  300,000    First Tractor Co., Ltd. (Class H)                       $   59,992
1,410,000    PT Komatsu Indonesia                                        91,700
                                                                     ----------
                                                                     $  151,692
                                                                     ----------
             Manufacturing (Diversified) - 0.0%
      142    Asea Brown Boveri Ltd.                                  $      962
                                                                     ----------
             Manufacturing (Specialized) - 0.6%
  200,000    Omni Industries Ltd.                                    $  106,113
                                                                     ----------
             Total Capital Goods                                     $  357,797
                                                                     ----------
             Communication Services - 14.2%
             Cellular/Wireless Telecommunications - 5.3%
   15,000    Cable & Wireless Optus Ltd.*                            $   33,749
   44,000    China Telecom Ltd.*                                        100,477
   38,000    Hutchison Whampoa Ltd.                                     340,730
   10,000    SK Telecom Co., Ltd. (A.D.R.)                              138,750
   74,000    Smartone Telecommunications Inc.                           256,341
   31,500    Total Access Communication Ltd.*                           107,100
                                                                     ----------
                                                                     $  977,147
                                                                     ----------
             Telecommunications (Long Distance) - 1.4%
   88,000    Asia Satellite Telecommunications Holdings Ltd.         $  158,947
    1,200    Dacom Corp.                                                101,472
                                                                     ----------
                                                                     $  260,419
                                                                     ----------
             Telephone - 7.5%
  130,200    Hong Kong Telecommunications Ltd.                       $  350,235
    1,700    Korea Telecom Corp.                                         88,512
   52,500    Mahanagar Telephone Nigam Ltd.                             190,418
    5,200    Philippine Long Distance Telephone Co. (A.D.R.)            167,700
    7,500    PT Indonesian Satellite Corp. (A.D.R.)                     141,563
   50,000    Singapore Telecommunications, Ltd.                          92,554
   41,000    Telekom Malaysia                                           120,842
   14,700    Telekomunik Indonesia (A.D.R.)                             128,625

10    The accompanying notes are an integral part of these financial statements.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                 Value
             Telephone - (continued)
    3,000    Videsh Sanchar Nigam Ltd.                               $   48,839
    2,900    Videsh Sanchar Nigam Ltd. (G.D.R.)                          34,800
                                                                     ----------
                                                                     $1,364,088
                                                                     ----------
             Total Communication Services                            $2,601,654
                                                                     ----------
             Consumer Cyclicals - 12.3%
             Homebuilding - 0.6%
  100,000    Land & House Co. Ltd.*                                  $  107,230
                                                                     ----------
             Household Furnishings & Appliances - 0.6%
  120,000    Guangdong Kelon Electronics Holdings Inc. (Class H)     $  108,373
                                                                     ----------
             Leisure Time (Products) - 0.7%
   80,000    Berjaya Sports Toto Bhd.                                $  136,842
                                                                     ----------
             Publishing (Newspapers) - 3.7%
    8,300    News Corporation Ltd.                                   $   69,557
   19,800    Singapore Press Holdings                                   291,812
  328,000    South China Morning Post Ltd.                              197,833
   67,500    Star Publications                                          113,684
                                                                     ----------
                                                                     $  672,886
                                                                     ----------
             Retail (Department Stores) - 1.2%
1,450,000    PT Matahari Putra Prima*                                $   94,302
    3,800    Shinsegae Department Store Co.                             131,090
                                                                     ----------
                                                                     $  225,392
                                                                     ----------
             Retail (Specialty Apparel) - 2.4%
  954,000    Giordano International Ltd.                             $  443,091
                                                                     ----------
             Services (Commercial & Consumer) - 1.6%
   68,600    Jardine Matheson Holdings Ltd.                          $  292,236
                                                                     ----------
             Textiles (Apparel) - 0.4%
   21,000    Youngone Corp.                                          $   66,260
                                                                     ----------
             Textiles (Home Furnishings) - 1.1%
  146,000    Far Eastern Textile Ltd.                                $  196,006
                                                                     ----------
             Total Consumer Cyclicals                                $2,248,316
                                                                     ----------
             Consumer Staples - 9.1%
             Beverages - 0.7%
   25,500    Coca-Cola Amatil Ltd.                                   $  121,025
                                                                     ----------

The accompanying notes are an integral part of these financial statements.    11

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/99                                     (continued)
--------------------------------------------------------------------------------

  Shares                                                                  Value
             Broadcasting (Television/Radio/Cable) - 2.0%
 620,000     Benpres Holdings Corp*.                                 $  145,115
  53,000     Television Broadcasts Ltd.                                 215,392
                                                                     ----------
                                                                     $  360,507
                                                                     ----------
             Distributors (Food & Health) - 0.6%
  48,000     Li & Fung Ltd.                                          $  117,662
                                                                     ----------
             Foods - 2.2%
  47,000     Cerebos Pacific Ltd.                                    $  114,154
   2,700     Cheil Jedang Corp.                                         143,122
 120,000     PT Indofood Sukses Makmur TBK*                              95,138
  42,500     Standard Foods Taiwan Ltd.                                  60,176
                                                                     ----------
                                                                     $  412,590
                                                                     ----------
             Personal Care - 0.5%
   1,750     Hindustan Lever Ltd.                                    $   83,921
                                                                     ----------
             Restaurants - 1.3%
 314,000     Cafe de Coral Holdings Ltd.                             $  103,303
 120,000     Kentucky Fried Chicken Bhd.                                135,158
                                                                     ----------
                                                                     $  238,461
                                                                     ----------
             Retail Stores (Food Chains) - 1.8%
 111,000     Dairy Farm International Holdings Ltd.                  $  164,280
  54,000     President Chain Store Corp.                                166,789
                                                                     ----------
                                                                     $  331,069
                                                                     ----------
             Total Consumer Staples                                  $1,665,235
                                                                     ----------
             Energy - 1.2%
             Oil & Gas (Production & Exploration) - 0.2%
  13,000     Oil & Natural Gas Corp., Ltd.                           $   33,237
                                                                     ----------
             Oil & Gas (Refining & Marketing) - 1.0%
   1,000     Cochin Refineries Ltd.                                  $    2,980
  48,200     Hindustan Petroleum Corp. Ltd.                             188,833
                                                                     ----------
                                                                     $  191,813
                                                                     ----------
             Total Energy                                            $  225,050
                                                                     ----------

12    The accompanying notes are an integral part of these financial statements.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                  Value
             Financial - 31.0%
             Banks (Major Regional) - 14.5%
  57,000     Bangkok Bank Ltd.*                                      $  170,677
   4,000     Bank of India                                                1,683
  25,000     Bank of Philippine Islands                                  78,895
 120,000     Bank Sinopac*                                               84,404
  53,000     Dah Sing Financial Co.                                     167,185
  52,000     Dao Heng Bank Group Ltd.                                   211,328
  40,000     Development Bank of Singapore Ltd.                         424,453
  12,000     Housing & Commercial Bank, Korea                           282,709
 180,000     JCG Holdings Ltd.                                           66,185
  20,000     Kookmin Bank                                               272,613
  44,100     Malayan Bank Bhd.                                          117,213
 230,000     National Finance Public Co., Ltd.*                         164,419
  30,000     Overseas-Chinese Banking Corp., Ltd.                       281,200
 500,000     PT Bank TBK                                                 60,390
  49,000     Thai Farmers Bank Ltd.*                                    136,148
  18,000     United Overseas Bank Ltd.                                  139,008
                                                                     ----------
                                                                     $2,658,510
                                                                     ----------
             Banks (Money Center) - 0.5%
   8,000     Hang Seng Bank                                          $   94,697
                                                                     ----------
             Banks (Regional) - 0.6%
  10,000     Metropolitan Bank & Trust Co.                           $   99,934
                                                                     ----------
             Financial (Diversified) - 12.2%
  13,450     Allgreen Properties Ltd.*                               $    8,167
 303,000     Ayala Corp.                                                109,566
  58,500     Cheung Kong Holdings Ltd.                                  532,093
  33,100     City Developments Inc.                                     220,498
  16,000     Henderson Land Development Company Ltd.                     96,813
   2,700     Housing Development Finance Corp.                          124,920
   5,200     HSBC Holdings Plc                                          193,214
      30     Industrial Credit & Investment Corp. of India Ltd.              33
   3,500     Korea Fund, Inc.*                                           43,750
  25,000     Pakistan Investment Fund, Inc.                              56,250
 111,000     Public Finance Bhd.                                         94,642
  39,300     Sun Hung Kai Properties Ltd.                               344,781
  45,000     Swire Pacific Ltd.                                         252,548
   9,000     WEBS - Malaysia Index Series                                56,250

The accompanying notes are an integral part of these financial statements.    13

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/99                                     (continued)
--------------------------------------------------------------------------------

  Shares                                                                  Value
             Financial (Diversified) - (continued)
  74,000     Wing Tai Holdings Ltd.                                  $   92,047
                                                                     ----------
                                                                     $2,225,572
                                                                     ----------
             Insurance (Multi-Line) - 1.2%
 288,000     AXA China Region Ltd.                                   $  221,081
                                                                     ----------
             Insurance (Property/Casualty) - 0.8%
  43,000     Cathay Life Insurance Co.                               $  153,853
                                                                     ----------
             Investment (Bank & Brokerage) - 0.3%
   2,300     Dongwon Securities Co.                                  $   54,186
                                                                     ----------
             Investment Management - 0.4%
 114,000     Kim Eng Holdings Ltd.                                   $   65,189
                                                                     ----------
             Savings & Loan Companies - 0.5%
  40,000     Hong Leong Finance Ltd.                                 $   98,567
                                                                     ----------
             Total Financial                                         $5,671,589
                                                                     ----------
             Healthcare - 0.6%
             Healthcare (Drugs & Major Pharmaceuticals) - 0.6%
   1,950     Cipla Ltd.                                              $   61,988
      25     Glaxo India Ltd.                                               381
      50     Hoechst Marion Roussel Ltd.                                    602
   3,300     Knoll Pharmaceuticals Ltd.                                  45,578
     199     Pfizer Ltd.                                                  4,647
                                                                     ----------
             Total Healthcare                                        $  113,196
                                                                     ----------
             Technology - 11.6%
             Computer (Hardware) - 1.4%
   3,398     Samsung Electronics Co.                                 $  261,319
                                                                     ----------
             Computer (Networking) - 0.8%
  73,000     D-Link Corp.*                                           $  150,688
                                                                     ----------
             Computer (Peripherals) - 0.4%
  41,000     Acer Peripherals, Inc.                                  $   72,095
                                                                     ----------
             Computer (Software & Services) - 1.9%
 381,000     Informatics Holdings Ltd.                               $  152,732
     600     Infosys Technologies Ltd.*                                  36,741
   2,200     Mastek Ltd.                                                 32,841
     750     NIIT Ltd.                                                   28,255
   1,300     NIIT Ltd. (New Shares)*                                     48,898
   1,710     Satyam Computer Services Ltd.*                              43,959
                                                                     ----------
                                                                     $  343,426
                                                                     ----------

14    The accompanying notes are an integral part of these financial statements.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                  Value
             Electronics (Component Distributors) - 2.3%
  30,000     KCE Electronics Co., Ltd.*                              $   66,361
  80,000     Phoenixtec Power Co., Ltd.*                                143,119
  73,000     Varitronix International Ltd.                              125,261
  15,000     Venture Manufacturing Ltd.                                  82,238
                                                                     ----------
                                                                     $  416,979
                                                                     ----------
             Electronics (Instrumentation) - 1.4%
 224,000     IDT Holdings Singapore Ltd.                             $  248,640
                                                                     ----------
             Electronics (Semiconductors) - 2.4%
  25,000     Hon Hai Precision Industry*                             $  136,086
  41,000     Siliconware Precision Industries Co., Ltd.*                 73,349
  16,000     Sunplus Technology Co., Ltd.*                               53,578
  54,000     Taiwan Semiconductor Manufacturing Co.*                    182,477
                                                                     ----------
                                                                     $  445,490
                                                                     ----------
             Services (Data Processing) - 1.0%
  31,000     Shinawatra Computer Co., Plc                            $  112,058
   2,250     Tata Infotech Ltd.                                          67,240
                                                                     ----------
                                                                     $  179,298
                                                                     ----------
             Total Technology                                        $2,117,935
                                                                     ----------
             Transportation - 2.4%
             Airlines - 1.4%
  28,000     Singapore Airlines Inc.                                 $  257,502
                                                                     ----------
             Railroads - 0.5%
  53,000     Malaysia International Shipping Bhd.                    $   83,684
                                                                     ----------
             Shipping - 0.5%
  50,000     New World Infrastructure Ltd.*                          $   91,279
                                                                     ----------
             Total Transportation                                    $  432,465
                                                                     ----------
             Utilities - 5.5%
             Electric Companies - 3.4%
  32,500     CLP Holdings Ltd.                                       $  174,429
  29,000     Hongkong Electric Holdings Ltd.                             92,415
   6,100     Korea Electric Power Co.                                   175,533
  24,800     Manila Electric Co. (Class B)                               94,569
  18,000     Shandong Huaneng Power Co., Ltd. (G.D.R.)                   79,875
                                                                     ----------
                                                                     $  616,821
                                                                     ----------

The accompanying notes are an integral part of these financial statements.    15

Pioneer Indo-Asia Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/99                                     (continued)
--------------------------------------------------------------------------------

  Shares                                                                   Value
             Natural Gas - 1.5%
 196,400     Hong Kong & China Gas Co., Ltd.                         $   276,191
                                                                     -----------
             Power Producers (Independent) - 0.6%
 134,000     YTL Power International Bhd.                            $   112,842
                                                                     -----------
             Total Utilities                                         $ 1,005,854
                                                                     -----------
             Total Common Stocks
             (Cost $13,095,451)                                      $17,882,446
                                                                     -----------
             WARRANTS - 1.1%
 104,600     Siam Commercial Bank, 5/10/02*                          $    39,504
 281,500     Queenbee Restaurants Inc., 3/24/03*                         170,270
                                                                     -----------
             Total Warrants
             (Cost $58,898)                                          $   209,774
                                                                     -----------
             TOTAL INVESTMENT IN SECURITIES - 100%
             (Cost $13,326,100) (a) (b) (c)                          $18,292,930
                                                                     ===========

   * Non-income producing security.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 1999, the value of these securities amounted to $73,200 or 0.4% of total net assets.

 (a) Distribution of investments by country of issue, as a percentage of total equity holdings, is as follows:

          Hong Kong                                                        31.1%
          Singapore                                                        15.1
          South Korea                                                      12.2
          Taiwan                                                            8.8
          India                                                             7.5
          Thailand                                                          6.8
          Malaysia                                                          5.3
          Philippines                                                       4.7
          Indonesia                                                         4.1
          Peoples Republic of China                                         2.1
          Australia                                                         2.0
          Pakistan                                                          0.3
                                                                          -----
                                                                          100.0%
                                                                          -----


16    The accompanying notes are an integral part of these financial statements.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 (b) At April 30, 1999, the net unrealized gain on
     investments based on cost for federal income tax
     purposes of $13,329,039 was as follows:
        Aggregate gross unrealized gain for all investments
          in which there is an excess of value over tax cost         $5,500,931
        Aggregate gross unrealized loss for all investments
          in which there is an excess of tax cost over value           (537,040)
                                                                     ----------
    Net unrealized gain                                              $4,963,891
                                                                     ==========
 (c) At October 31, 1998, the Fund had a capital loss carry forward of $14,357,643 which will expire between 2002 and 2006 if not utilized.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 1999 aggregated $9,465,590 and $6,334,260, respectively.

The accompanying notes are an integral part of these financial statements.    17

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
BALANCE SHEET 4/30/99
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $13,326,100)                  $18,292,930
  Foreign currencies, at value                                               582,394
  Receivables -
   Investment securities sold                                                222,980
   Fund shares sold                                                          383,010
   Dividends, interest and foreign taxes withheld                             62,297
  Due from Pioneer Investment Management, Inc.                                44,563
  Other                                                                        1,183
                                                                         -----------
      Total assets                                                       $19,589,357
                                                                         -----------
LIABILITIES:
  Payables -
   Investment securities purchased                                       $   810,235
   Fund shares repurchased                                                   115,629
   Forward foreign currency settlement hedge contracts - net                      57
   Due to bank                                                                56,589
  Due to affiliates                                                           19,370
  Accrued expenses                                                            91,833
  Reserve for repatriation taxes                                              26,167
                                                                         -----------
      Total liabilities                                                  $ 1,119,880
                                                                         -----------
NET ASSETS:
  Paid-in capital                                                        $26,542,585
  Accumulated net investment loss                                            (22,371)
  Accumulated net realized loss on investments
    and foreign currency transactions                                    (12,990,402)
  Net unrealized gain on investments                                       4,940,663
  Net unrealized loss on forward foreign currency contracts and other
    assets and liabilities denominated in foreign currencies                    (998)
                                                                         -----------
      Total net assets                                                   $18,469,477
                                                                         ===========
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $9,521,582/1,016,722 shares)                         $      9.36
                                                                         ===========
  Class B (based on $7,713,193/853,582 shares)                           $      9.04
                                                                         ===========
  Class C (based on $1,234,702/138,342 shares)                           $      8.93
                                                                         ===========
MAXIMUM OFFERING PRICE:
  Class A                                                                $      9.93
                                                                         ===========

18    The accompanying notes are an integral part of these financial statements.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/99

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $2,699)            $  114,078
  Interest (net of foreign taxes withheld of $228)                   12,130
                                                                 ----------
    Total investment income                                                      $  126,208
                                                                                 ----------
EXPENSES:
  Management fees                                                $   68,316
  Transfer agent fees
   Class A                                                           23,264
   Class B                                                           16,648
   Class C                                                            1,535
  Distribution fees
   Class A                                                            7,608
   Class B                                                           27,889
   Class C                                                            3,784
  Administrative fees                                                18,784
  Custodian fees                                                     65,625
  Registration fees                                                  21,839
  Professional fees                                                  50,120
  Printing                                                           10,386
  Fees and expenses of nonaffiliated trustees                        12,399
  Miscellaneous                                                       4,395
                                                                 ----------
    Total expenses                                                               $  332,592
    Less management fees waived and expenses
      reimbursed by Pioneer Investment
      Management, Inc.                                                             (183,628)
    Less fees paid indirectly                                                        (1,926)
                                                                                 ----------
    Net expenses                                                                 $  147,038
                                                                                 ----------
     Net investment loss                                                         $  (20,830)
                                                                                 ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
   Investments                                                   $1,493,828
   Forward foreign currency contracts and other assets
    and liabilities denominated in foreign currencies              (125,313)     $1,368,515
                                                                 ----------      ----------
  Change in net unrealized gain or loss from:
   Investments (including reserve for repatriation
     taxes of $26,167)                                           $4,095,699
   Forward foreign currency contracts and other assets
    and liabilities denominated in foreign currencies                82,935      $4,178,634
                                                                 ----------      ----------
  Net gain on investments and foreign currency transactions                      $5,547,149
                                                                                 ----------
  Net increase in net assets resulting from operations                           $5,526,319
                                                                                 ==========

The accompanying notes are an integral part of these financial statements.    19

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/99 and the Year Ended 10/31/98

                                                             Six Months            Year
                                                               Ended              Ended
FROM OPERATIONS:                                              4/30/99            10/31/98
Net investment loss                                         $   (20,830)       $   (98,732)
Net realized gain (loss) on investments and foreign
  currency transactions                                       1,368,515         (7,135,137)
Change in net unrealized gain or loss on investments and
  foreign currency transactions                               4,178,634          4,771,923
                                                            -----------        -----------
    Net increase (decrease) in net assets resulting from
      operations                                            $ 5,526,319        $(2,461,946)
                                                            -----------        -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $16,876,004        $ 5,656,252
Cost of shares repurchased                                  (14,733,823)       (12,434,423)
                                                            -----------        -----------
    Net increase (decrease) in net assets resulting from
      fund share transactions                               $ 2,142,181        $(6,778,171)
                                                            -----------        -----------
    Net increase (decrease) in net assets                   $ 7,668,500        $(9,240,117)
NET ASSETS:
Beginning of period                                          10,800,977         20,041,094
                                                            -----------        -----------
End of period (including accumulated net investment loss
  of $22,371 and $1,541 respectively)                       $18,469,477        $10,800,977
                                                            ===========        ===========

CLASS A                      '99 Shares     '99 Amount     '98 Shares      '98 Amount
Shares sold                   1,067,231     $8,610,359        604,454     $ 3,887,954
Less shares repurchased        (883,161)    (7,086,895)    (1,151,732)     (7,275,852)
                              ---------     ----------     ----------     -----------
  Net increase (decrease)       184,070     $1,523,464       (547,278)    $(3,387,898)
                              ---------     ----------     ----------     -----------
CLASS B
Shares sold                     319,209     $2,434,165        200,684     $ 1,191,510
Less shares repurchased        (293,419)    (2,168,749)      (722,950)     (4,389,750)
                              ---------     ----------     ----------     -----------
  Net increase (decrease)        25,790     $  265,416       (522,266)    $(3,198,240)
                              ---------     ----------     ----------     -----------
CLASS C
Shares sold                     838,808     $5,831,480         99,893     $   576,788
Less shares repurchased        (789,731)    (5,478,179)      (126,411)       (768,821)
                              ---------     ----------     ----------     -----------
  Net increase (decrease)        49,077     $  353,301        (26,518)    $  (192,033)
                              =========     ==========     ==========     ===========

20    The accompanying notes are an integral part of these financial statements.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 4/30/99
--------------------------------------------------------------------------------

                                                                    Six Months
                                                                       Ended          Year Ended
                                                                      4/30/99          10/31/98
CLASS A
Net asset value, beginning of period                                    6.28           $  7.14
                                                                      ------           -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                          (0.01)          $ (0.02)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                         3.09             (0.84)
                                                                      ------           -------
  Net increase (decrease) from investment operations                    3.08           $ (0.86)
Distributions to shareholders:
 Net investment income                                                     -                 -
                                                                      ------           -------
Net increase (decrease) in net asset value                            $ 3.08           $ (0.86)
                                                                      ------           -------
Net asset value, end of period                                        $ 9.36           $  6.28
                                                                      ======           =======
Total return*                                                          49.04%           (12.04)%
Ratio of net expenses to average net assets                             2.14%* *+         2.31%+
Ratio of net investment income (loss) to average net assets            (0.11)%**+        (0.52)%+
Portfolio turnover rate                                                  106%**            101%
Net assets, end of period (in thousands)                              $9,522           $ 5,230
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                          5.04%**           5.30%
  Net investment loss                                                  (3.01)%**         (3.51)%
Ratios assuming waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                          2.10%**           2.24%
  Net investment income (loss)                                         (0.07)%**         (0.45)%

                                                                  Year Ended    Year Ended     Year Ended      6/23/94 to
                                                                   10/31/97      10/31/96       10/31/95       10/31/94(a)
CLASS A
Net asset value, beginning of period                                $ 6.93        $  8.47        $11.28          $ 11.50
                                                                    ------        -------        ------          -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                       $(0.01)       $  0.03        $(0.01)         $  0.04
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                       0.22          (1.57)        (2.78)           (0.26)
                                                                    ------        -------        ------          -------
  Net increase (decrease) from investment operations                $ 0.21        $ (1.54)       $(2.79)         $ (0.22)
Distributions to shareholders:
 Net investment income                                                   -              -         (0.02)              -
                                                                    ------        -------        ------          -------
Net increase (decrease) in net asset value                          $ 0.21        $ (1.54)       $(2.81)         $ (0.22)
                                                                    ------        -------        ------          -------
Net asset value, end of period                                      $ 7.14        $  6.93        $ 8.47          $ 11.28
                                                                    ======        =======        ======          =======
Total return*                                                         3.03%        (18.18)%      (24.78)%          (1.91)%
Ratio of net expenses to average net assets                           2.29%+         2.28%+        2.28%+           2.25%**
Ratio of net investment income (loss) to average net assets          (0.09)%+        0.32%+       (0.14)%+          0.92%**
Portfolio turnover rate                                                 71%            64%           53%             109%**
Net assets, end of period (in thousands)                            $9,846        $12,388        $8,397          $11,445
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                        4.39%          4.29%         4.21%            6.57%**
  Net investment loss                                                (2.19)%        (1.69)%       (2.07)%          (3.40)%**
Ratios assuming waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                        2.25%          2.25%         2.25%               -
  Net investment income (loss)                                       (0.05)%         0.35%        (0.11)%              -

(a)The per share data presented above is based upon the average shares outstanding for the period presented.
  *Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 **Annualized.
  +Ratio assuming no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 4/30/99
--------------------------------------------------------------------------------

                                                                    Six Months
                                                                       Ended          Year Ended
                                                                      4/30/99          10/31/98
CLASS B
Net asset value, beginning of period                                  $ 6.08            $ 6.96
                                                                      ------            ------
Increase (decrease) from investment operations:
 Net investment loss                                                  $(0.02)           $(0.09)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                         2.98             (0.79)
                                                                      ------            ------
   Net increase (decrease) from investment operations                 $ 2.96            $(0.88)
Distributions to shareholders:
 Net investment income                                                     -                 -
                                                                      ------            ------
Net increase (decrease) in net asset value                            $ 2.96            $(0.88)
                                                                      ------            ------
Net asset value, end of period                                        $ 9.04            $ 6.08
                                                                      ======            ======
Total return*                                                          48.68%           (12.64)%
Ratio of net expenses to average net assets                             2.68%**+          2.81%+
Ratio of net investment loss to average net assets                     (0.66)%**+        (1.03)%+
Portfolio turnover rate                                                  106%**            101%
Net assets, end of period (in thousands)                              $7,713            $5,036
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                          5.65%**           5.94%
  Net investment loss                                                  (3.63)%**         (4.16)%
Ratios assuming waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                          2.66%**           2.76%
  Net investment loss                                                  (0.64)%**         (0.98)%

                                                                  Year Ended      Year Ended      Year Ended      6/23/94 to
                                                                   10/31/97        10/31/96        10/31/95       10/31/94(a)
CLASS B
Net asset value, beginning of period                                $ 6.80          $ 8.39          $11.24          $11.50
                                                                    ------          ------          ------          ------
Increase (decrease) from investment operations:
 Net investment loss                                                $(0.04)         $(0.03)         $(0.07)         $    -
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                       0.20           (1.56)          (2.77)          (0.26)
                                                                    ------          ------          ------          ------
   Net increase (decrease) from investment operations               $ 0.16          $(1.59)         $(2.84)         $(0.26)
Distributions to shareholders:
 Net investment income                                                   -               -           (0.01)              -
                                                                    ------          ------          ------          ------
Net increase (decrease) in net asset value                          $ 0.16          $(1.59)         $(2.85)         $(0.26)
                                                                    ------          ------          ------          ------
Net asset value, end of period                                      $ 6.96          $ 6.80          $ 8.39          $11.24
                                                                    ======          ======          ======          ======
Total return*                                                         2.35%         (18.95)%        (25.31)%         (2.26)%
Ratio of net expenses to average net assets                           2.90%+          3.15%+          3.01%+          3.21%**
Ratio of net investment loss to average net assets                   (0.62)%+        (0.45)%+        (0.86)%+        (0.01)%**
Portfolio turnover rate                                                 71%             64%             53%            109%**
Net assets, end of period (in thousands)                            $9,392          $8,275          $5,991          $6,084
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                        4.99%           5.23%           4.91%           7.50%**
  Net investment loss                                                (2.71)%         (2.53)%         (2.76)%         (4.28)%**
Ratios assuming waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                        2.86%           3.13%           2.97%              -
  Net investment loss                                                (0.58)%         (0.43)%         (0.82)%             -

(a)The per share data presented above is based upon the average shares outstanding for the period presented.
  *Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 **Annualized.
  +Ratio assuming no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 4/30/99
--------------------------------------------------------------------------------

                                                                                               Six Months
                                                                                                  Ended       Year Ended
                                                                                                 4/30/99       10/31/98
CLASS C
Net asset value, beginning of period                                                             $ 6.00         $  6.93
                                                                                                 ------         -------
Increase (decrease) from investment operations:
 Net investment loss                                                                             $ 0.00         $ (0.07)
 Net realized and unrealized gain (loss) on investments and foreign currency transactions          2.93           (0.86)
                                                                                                 ------         -------
Net increase (decrease) in net asset value                                                       $ 2.93         $ (0.93)
                                                                                                 ------         -------
Net asset value, end of period                                                                   $ 8.93         $  6.00
                                                                                                 ======         =======
Total return*                                                                                     48.83%         (13.42)%
Ratio of net expenses to average net assets                                                        2.51%**+        2.85%+
Ratio of net investment loss to average net assets                                                (0.51)%**+      (1.06)%+
Portfolio turnover rate                                                                             106%**          101%
Net assets, end of period (in thousands)                                                         $1,235         $   536
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                                     5.44%**         6.12%
  Net investment loss                                                                             (3.44)%**       (4.33)%
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                                                     2.47%**         2.76%
  Net investment loss                                                                             (0.47)%**       (0.97)%

                                                                                               Year Ended     1/31/96 to
                                                                                                10/31/97       10/31/96
CLASS C
Net asset value, beginning of period                                                             $ 6.77         $  7.85
                                                                                                 ------         -------
Increase (decrease) from investment operations:
 Net investment loss                                                                             $(0.04)        $ (0.02)
 Net realized and unrealized gain (loss) on investments and foreign currency transactions          0.20           (1.06)
                                                                                                 ------         -------
Net increase (decrease) in net asset value                                                       $ 0.16         $ (1.08)
                                                                                                 ------         -------
Net asset value, end of period                                                                   $ 6.93         $  6.77
                                                                                                 ------         -------
Total return*                                                                                      2.36%         (13.76)%
Ratio of net expenses to average net assets                                                        2.84%+          3.12%**+
Ratio of net investment loss to average net assets                                                (0.56)%+        (0.42)%**+
Portfolio turnover rate                                                                              71%             64%
Net assets, end of period (in thousands)                                                         $  803         $   557
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                                     4.89%           4.63%**
  Net investment loss                                                                             (2.61)%         (1.93)%**
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                                                     2.78%           3.06%**
  Net investment loss                                                                             (0.50)%         (0.36)%**


 *Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**Annualized.
 +Ratio assuming no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/99
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Indo-Asia Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Effective October 1, 1998, certain changes were made to the Fund's operations including, among other things, a new management contract. In connection with this policy change, the Fund changed its name from Pioneer India Fund. The investment objective of the Fund is to seek long-term growth of capital by investing primarily in equity securities of Indo-Asian issuers.

The Fund offers three classes of shares--Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees, and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareholders, respectively.

The Fund's financial statements have been prepared in conformity with generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded on trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in com-

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   puting the net asset value of the Fund's shares are determined as of such times. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes. It is the Fund's practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes.

   The Fund's investments in countries with limited or developing markets may subject the Fund to a greater degree of risk than in a developed market. Risks associated with these developing markets, attributable to political, social or economic factors, may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts.

   In addition, delays are common in registering transfers of securities in India, and the Fund may be unable to sell portfolio securities until the registration process is completed.

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/99                             (continued)
--------------------------------------------------------------------------------

C. Forward Foreign Currency Contracts

   The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

   As of April 30, 1999, the Fund had no outstanding portfolio hedges. The Fund's gross forward foreign currency settlement contracts receivable and payable were $23,360 and $23,417, respectively, resulting in a net payable of $57.

D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

   In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the repatriation of capital gains recognized and principal balances held in certain countries. During the six months ended April 30, 1999, the Fund paid no such taxes.

   In determining the daily net asset value, the Fund estimates the reserve for such repatriation taxes, if any, associated with investments in certain countries. The estimated reserve for the repatriation of capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of April 30, 1999, the Fund had a reserve of $26,167 related to the repatriation of capital gains. The estimated reserve for repatriation of principal balances is based on the holding period of such balances and the related tax rates and other such factors. As of April 30, 1999, the Fund had no reserve related to taxes on the repatriation of principal balances.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

E. Fund Shares

   The Fund records sales and repurchases of its shares on trade date. Net losses, if any, as a result of cancellations are absorbed by Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and an indirect subsidiary of The Pioneer Group, Inc. (PGI). PFD earned $1,214 in underwriting commissions on the sale of fund shares during the six months ended April 30, 1999.

F. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareholders of each class share all expenses and fees paid to the transfer agent, Pioneering Services Corporation (PSC), for their services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expense (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

G. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued inter-est received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/99                             (continued)
--------------------------------------------------------------------------------

2. Management Agreement

PIM manages the Fund's portfolio and is a wholly owned subsidiary of PGI. Management fees are calculated daily at the annual rate of 1.10% of the Fund's average daily net assets. Prior to October 1, 1998, management fees were calculated daily at the annual rate of 1.25% of the Fund's average daily net assets.

PIM has agreed not to impose a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 2.10% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares. Prior to October 1, 1998, PIM had voluntarily agreed to limit management fees and other operating expenses to the extent that such expenses exceeded 2.25% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B and Class C shares were reduced only to the extent that such expenses were reduced for Class A shares. PIM's agreement is voluntary and temporary and may be revised or terminated at any time.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund.

PIM has appointed Kothari Pioneer AMC Ltd. (the Indian Adviser) as the Fund's adviser in India. In managing the Fund's Indian investments, PIM relies on the advice and local expertise of the Indian Adviser. The Indian Adviser is a joint venture between PIM and Investment Trust of India Limited (ITI), a corporation organized under the laws of India. As compensation for its services under its subadvisory agreement with PIM and the Fund, PIM pays the Indian Adviser a management fee at the annual rate from 0.10% to 0.60% of the Fund's average gross assets invested in India's securities markets, including assets invested in American, global or other types of depository receipts for securities traded in India's securities markets. The annual rate is 0.10% of such gross assets up to $15 million; 0.20% of the next $30 million; 0.40% of the next $15 million; and 0.60% of the excess over $60 million.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3. Transfer Agent

PSC, a wholly owned subsidiary of PGI, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $11,339 in transfer agent fees payable to PSC at April 30, 1999.

4. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $8,031 in distribution fees payable to PFD at April 30, 1999.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.0%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 1999, CDSCs in the amount of $19,752 were paid to PFD.

5. Expense Offsets

The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended April 30, 1999, the Fund's expenses were reduced by $1,926 under such arrangements.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/99                             (continued)
--------------------------------------------------------------------------------

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings of up to $25 million is payable at the Federal Funds Rate plus 3/8% on an annualized basis, or at the Federal Funds Rate plus 1/2% if the borrowing exceeds $25 million at any one time. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended April 30, 1999 the Fund had no borrowings under this agreement.

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareowners and the Board of Trustees of Pioneer Indo-Asia Fund:

We have audited the accompanying balance sheet, including the schedule of investments, of Pioneer Indo-Asia Fund (the Fund) as of April 30, 1999, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Indo-Asia Fund as of April 30, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.


ARTHUR ANDERSEN LLP


Boston, Massachusetts
June 4, 1999

Pioneer Indo-Asia Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                           Officers

John F. Cogan, Jr.                 John F. Cogan, Jr., Chairman and
Mary K. Bush                        President
Richard H. Egdahl, M.D.            David D. Tripple, Executive Vice President
Margaret B.W. Graham               Jaskaran S. Teja, Vice President
John W. Kendrick                   Mark H. Madden, Vice President
Marguerite A. Piret                John A. Boynton, Treasurer
David D. Tripple                   Joseph P. Barri, Secretary
Stephen K. West
John Winthrop
Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Public Accountants
Arthur Andersen LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneering Services Corporation

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

For information about any Pioneer mutual fund, please contact your investment representative, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest or send money.

Growth Funds                            Income Funds
United States                           Taxable
Pioneer Capital Growth Fund             Pioneer America Income Trust
Pioneer Growth Shares                   Pioneer Bond Fund
Pioneer Micro-Cap Fund                  Pioneer Short-Term Income Trust
Pioneer Mid-Cap Fund                    Pioneer Strategic Income Fund
Pioneer Small Company Fund
                                        Tax-Free
International/Global                    Pioneer Tax-Free Income Fund
Pioneer Emerging Markets Fund
Pioneer Europe Fund                     Money Market Fund
Pioneer Indo-Asia Fund                  Pioneer Cash Reserves Fund
Pioneer International Growth Fund
Pioneer World Equity Fund

Growth and Income Funds
Pioneer Fund
Pioneer II
Pioneer Balanced Fund
Pioneer Equity-Income Fund
Pioneer Real Estate Shares

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Account (IRA)
Traditional IRA

A Traditional IRA allows anyone under age 70-1/2 with earned income to contribute up to $2,000 annually. Spouses may contribute up to $2,000 annually into a separate IRA, for a total of $4,000 per year for a married couple. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA

Contributions, up to $2,000 a year per person in earned income, are not tax-deductible, but earnings are tax-free for qualified withdrawals. You can contribute beyond age 70-1/2, although there are income limits for contributions at any age.

401(k) Plan

The traditional 401(k) plan allows employees to make pre-tax contributions through payroll deduction, up to $10,000 per year or 25% of pay, whichever is less. Employers may contribute.

SIMPLE (Savings Incentive Match PLan for Employees) IRA Plan

Businesses with 100 or fewer eligible employees can establish a plan; it resembles the traditional 401(k), but with less testing and lower administration costs. Employees can make pre-tax contributions of up to $6,000 per year, and an employer contribution is required.

403(b) Plan

Also known as a Tax-Sheltered Account (TSA), a 403(b) plan is available only to employees of public schools, not-for-profit hospitals and other tax-exempt organizations. A 403(b) plan lets employees set aside a portion of their salary, before taxes, through payroll deduction.


               Most retirement plan withdrawals must meet specific
                         conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Simplified Employee Pension Plan (SEP)

SEPs let self-employed people and small-business owners make tax-deductible contributions of up to 15% of their income. Generally, employers must contribute the same percentage of pay for themselves and any eligible employees; contributions are made directly to employees' IRAs. SEPs are easy to administer and can be an especially good choice for firms with few or no employees.

Profit Sharing Plan

Profit sharing plans offer companies considerable flexibility, allowing them to decide each year whether a contribution will be made and how much, up to 15% of each participant's pay. These plans can include provisions for loans and vesting schedules.

Age-Based Profit Sharing Plan

Like traditional profit sharing plans, employer contributions are flexible, but age-based plans allocate contributions based on both age and salary. Age-based plans are designed for employers who want to maximize their own contributions while keeping contributions to employees affordable.

Money Purchase Pension Plan (MPP)

Money purchase plans are similar to profit sharing plans, but allow for higher annual contributions - up to 25% of pay. MPPs aren't as flexible as profit sharing plans; a fixed percentage of pay must be contributed each year, determined when the plan is established. Businesses often set up both MPPs and profit sharing plans.


               Most retirement plan withdrawals must meet specific
                         conditions to avoid penalties.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment representative can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FactFone(SM)

Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 13-digit account number and four-digit personal identification number at hand.

90-Day Reinstatement Privilege (for Class A Shares)

Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 90 days of your redemption. You have the choice of investing in any Pioneer fund, as long as you meet its minimum investment requirement.

Investomatic Plan

An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)

Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES
--------------------------------------------------------------------------------

Automatic Exchange Program

A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends

Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit

Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)

Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month you want. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:


Pioneering Services Corporation
60 State Street
Boston, Massachusetts 02109

Our toll-free fax                                               1-800-225-4240

Our Internet e-mail address                               ask.pioneer@piog.com
(for general questions about Pioneer only)

Visit our web site:                                       www.pioneerfunds.com
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This report must be preceded or accompanied by a current Fund prospectus.


[Pioneer Ship logo] Pioneer Investment Management, Inc.
                    60 State Street
                    Boston, Massachusetts 02109
                    www.pioneerfunds.com

              0699 - 6558
          (C) Pioneer Funds Distributor, Inc.
[Recycle bug] Printed on Recycled Paper